Interim Condensed Consolidated Statements of Changes In Shareholders' Equity (Unaudited) - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2024			$ 114,372	$ (96,670)			$ 17,702
Balance, shares at Dec. 31, 2024	[1]	1,264,757
Issuance of ordinary shares under ATM program, net of issuance costs	[2]		18				18
Issuance of ordinary shares in relation to the ATM, net of issuance costs, shares	[1]	10,300
Vesting of restricted stock units (RSUs)			390				390
Vesting of restricted stock units (RSUs), shares	[1]	35,600
Share-based payment			39				39
Net loss for the period				(5,679)			(5,679)
Issuance of shares as a result of exercise of warrants, net of issuance costs	[3]		2,307				2,307
Issuance of shares as a result of exercise of warrants, net of issuance costs, shares	[1]	198,333
Issuance of ordinary shares in relation to the SEPA			7,917				7,917
Issuance of ordinary shares in relation to the SEPA, shares	[1]	269,810
Issuance of ordinary shares in relation to the ATM, net of issuance costs			18				18
Issuance of ordinary shares in relation to the ATM, net of issuance costs, shares	[1]	10,300
Balance at Jun. 30, 2025			125,043	(102,349)			22,694
Balance, shares at Jun. 30, 2025	[1]	1,778,800
Balance at Dec. 31, 2025			128,104	(107,770)	$ 20,334		20,334
Balance, shares at Dec. 31, 2025	[4]	2,014,263
Acquisition of Quantum Transportation			1,073		1,073	55	1,128
Acquisition of Quantum Transportation, shares	[4]	99,424
Issuance of ordinary shares under ATM program, net of issuance costs	[4]		1,083		1,083		1,083
Issuance of ordinary shares in relation to the ATM, net of issuance costs, shares	[4]	125,403
Vesting of restricted stock units (RSUs)			531		531		531
Vesting of restricted stock units (RSUs), shares	[4]	42,239
Share-based payment			25		25		25
Net loss for the period				(7,255)	(7,255)	(55)	(7,310)
Balance at Jun. 30, 2026			$ 130,816	$ (115,025)	$ 15,791		$ 15,791
Balance, shares at Jun. 30, 2026	[4]	2,281,329

[1]	Retroactively adjusted to reflect a reverse share split of the Company’s ordinary shares effected on February 4, 2026 (see Note 1B).
[2]	Issuance costs in the amount of approximately $111.
[3]	Issuance costs in the amount of approximately $121
[4]	Issuance costs in the amount of approximately $41. (See Note 4C)